Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	$ 1,837	$ 1,102
Carrying amount of hedging instruments, Liability	(9,249)	(9,432)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	1,945	(2,331)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	(1,921)	2,333
Ineffectiveness recorded in non-interest revenue - other	15	(4)
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	1,837	1,102
Carrying amount of hedging instruments, Liability	(2,069)	(2,363)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	1,962	(2,120)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	(1,938)	2,122
Ineffectiveness recorded in non-interest revenue - other	15	(4)
Interest rate risk [member] | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	1,393	18
Carrying amount of hedging instruments, Liability	(121)	(1,261)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	3,142	(1,685)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	(3,118)	1,687
Ineffectiveness recorded in non-interest revenue - other	15	(4)
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	(7,180)	(7,069)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	(17)	(211)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	17	211
Foreign exchange risk [member] | Cash flow hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	420	1,084
Carrying amount of hedging instruments, Liability	(1,948)	(1,074)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	(1,195)	(459)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	1,195	459
Equity price risk [member] | Cash flow hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	24
Carrying amount of hedging instruments, Liability		(28)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	15	24
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	$ (15)	$ (24)